Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Earnings per share

Three-month period ended June 30,	2024	2024	2023	2023
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	288,082,955	345,437,500	284,127,877	345,437,500
Weighted number of shares with dilutive effects	3,430,738	12,467,091	3,464,956	11,792,673
Weighted number of outstanding shares (diluted and undiluted)	291,513,693	357,904,591	287,592,833	357,230,173

Net profit (CHF in millions)	27.5	3.3	2.9	0.4
Basic EPS (CHF)	0.10	0.01	0.01	0.00
Diluted EPS (CHF)	0.09	0.01	0.01	0.00

Six-month period ended June 30,	2024	2024	2023	2023
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	287,985,587	345,437,500	283,859,171	345,437,500
Weighted number of shares with dilutive effects	3,366,411	12,174,230	3,335,726	11,203,866
Weighted number of outstanding shares (diluted and undiluted)	291,351,998	357,611,730	287,194,897	356,641,366

Net profit (CHF in millions)	109.1	13.1	42.5	5.2
Basic EPS (CHF)	0.38	0.04	0.15	0.01
Diluted EPS (CHF)	0.37	0.04	0.15	0.01